Financial Assets At Amortized Cost - Disclosure of Carrying Amount of Financial Assets at Amortized Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	¥ 1,758,083	¥ 3,411,084
Ending balance	1,499,000	1,758,083	¥ 3,411,084
Gross carrying amount [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	2,888,532	4,568,767	3,682,192
New financial assets originated or purchased			3,505,592
Write-offs			(38,858)
Financial assets derecognized and other adjustments in the current period (including repayments of financial assets)	(12,168)	(1,680,235)	(2,580,159)
Ending balance	2,876,364	2,888,532	4,568,767
Gross carrying amount [member] | Stage 1 [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	1,518,147	3,162,294	2,600,784
New financial assets originated or purchased			3,505,592
Transfers			(363,927)
Transfer — From stage 1 to stage 2			(363,927)
Financial assets derecognized and other adjustments in the current period (including repayments of financial assets)	(18,369)	(1,644,147)	(2,580,155)
Ending balance	1,499,778	1,518,147	3,162,294
Gross carrying amount [member] | Stage 2 [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Transfer — From stage 1 to stage 2			363,927
Transfer — From stage 1 to stage 3			(363,927)
Gross carrying amount [member] | Stage 3 [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	1,370,385	1,406,473	1,081,408
New financial assets originated or purchased			0
Transfers			363,927
Transfer — From stage 1 to stage 3			363,927
Write-offs			(38,858)
Financial assets derecognized and other adjustments in the current period (including repayments of financial assets)	6,201	(36,088)	(4)
Ending balance	¥ 1,376,586	¥ 1,370,385	¥ 1,406,473